Risk information - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2019	Dec. 31, 2018
Risk information
Net exposure	kr 347.5	kr 337.4
Central governments
Risk information
Net exposure	161.3	169.6
Regional governments
Risk information
Net exposure	16.5	13.4
Multilateral development banks
Risk information
Net exposure	3.1	0.1
Public sector entity
Risk information
Net exposure	4.0	0.6
Financial institutions
Risk information
Net exposure	45.7	34.2
Corporates
Risk information
Net exposure	116.9	119.5
Middle East/ Africa/Turkey
Risk information
Net exposure	4.5	4.6
Middle East/ Africa/Turkey | Corporates
Risk information
Net exposure	4.5	4.6
Asia excl. Japan
Risk information
Net exposure	5.0	6.2
Asia excl. Japan | Central governments
Risk information
Net exposure	0.6	0.7
Asia excl. Japan | Financial institutions
Risk information
Net exposure	2.7	2.4
Asia excl. Japan | Corporates
Risk information
Net exposure	1.7	3.1
Japan
Risk information
Net exposure	7.5	8.0
Japan | Central governments
Risk information
Net exposure	2.8	4.0
Japan | Financial institutions
Risk information
Net exposure	0.9	0.9
Japan | Corporates
Risk information
Net exposure	3.8	3.1
North America
Risk information
Net exposure	13.4	13.7
North America | Central governments
Risk information
Net exposure	2.8	3.9
North America | Financial institutions
Risk information
Net exposure	6.6	6.9
North America | Corporates
Risk information
Net exposure	4.0	2.9
Oceania
Risk information
Net exposure	0.9	1.1
Oceania | Financial institutions
Risk information
Net exposure	0.9	1.1
Latin America
Risk information
Net exposure	2.8	4.2
Latin America | Central governments
Risk information
Net exposure		0.9
Latin America | Financial institutions
Risk information
Net exposure		0.3
Latin America | Corporates
Risk information
Net exposure	2.8	3.0
Sweden
Risk information
Net exposure	251.2	241.4
Sweden | Central governments
Risk information
Net exposure	138.1	139.0
Sweden | Regional governments
Risk information
Net exposure	16.3	13.2
Sweden | Financial institutions
Risk information
Net exposure	16.7	8.7
Sweden | Corporates
Risk information
Net exposure	80.1	80.5
West European countries excl. Sweden
Risk information
Net exposure	58.8	54.7
West European countries excl. Sweden | Central governments
Risk information
Net exposure	13.9	18.0
West European countries excl. Sweden | Regional governments
Risk information
Net exposure	0.2	0.2
West European countries excl. Sweden | Multilateral development banks
Risk information
Net exposure	3.1	0.1
West European countries excl. Sweden | Public sector entity
Risk information
Net exposure	4.0	0.6
West European countries excl. Sweden | Financial institutions
Risk information
Net exposure	17.7	13.6
West European countries excl. Sweden | Corporates
Risk information
Net exposure	19.9	22.2
Central-East European countries
Risk information
Net exposure	3.4	3.5
Central-East European countries | Central governments
Risk information
Net exposure	3.1	3.1
Central-East European countries | Financial institutions
Risk information
Net exposure	0.2	0.3
Central-East European countries | Corporates
Risk information
Net exposure	kr 0.1	kr 0.1